PIA BBB Bond Fund (Prospectus Summary) | PIA BBB Bond Fund
PIA BBB Bond Fund ("BBB Bond Fund")
Investment Objective
The BBB Bond Fund's investment objective is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard
& Poor's Rating Group ("Standard & Poor's"), the Baa category by Moody's
Investors Services ("Moody's") or the BBB category by Fitch, Inc. ("Fitch").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the BBB Bond Fund.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA BBB Bond Fund Managed Account Completion Shares
Management Fees	[1]	none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.13%
Less: Expense Reimbursement		(0.13%)
Net Annual Fund Operating Expenses	[1]	none
[1]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the BBB Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - "AFFE") incurred by the Fund through at least March 30, 2013 (the "voluntary expense limitation"). This waiver arrangement may be discontinued at any time after March 30, 2013, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the BBB
Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the voluntary expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PIA BBB Bond Fund Managed Account Completion Shares	none	29	60	153

Portfolio Turnover
The BBB Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the BBB Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated BBB by
Standard & Poor's, Baa by Moody's or BBB by Fitch.

The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.

The weighted average duration of the BBB Bond Fund will generally range from five to eight years. Duration is a measure of a debt security's price sensitivity. Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration reduce the risk associated with interest rates. Duration takes into account a debt security's cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.

In selecting investments for the BBB Bond Fund, the Adviser will primarily consider credit quality, duration and yield. The Fund's annual portfolio turnover rate may exceed 100%.

In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor's, Baa by Moody's or BBB by
Fitch, the BBB Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives. The Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The Adviser will sell a security as part of its overall investment decision to remove an overvalued security or reposition the BBB Bond Fund's assets into a more attractive security.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the BBB
Bond Fund. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

·  Market Risk. The prices of the securities in which the BBB Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

·  Management Risk. The BBB Bond Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to produce the desired results.

·  Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·  Credit Risk. The issuers of the bonds and other debt securities held by the
   BBB Bond Fund may not be able to make interest or principal payments.

·  Prepayment Risk. Issuers of securities held by the BBB Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

·  Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the BBB Bond Fund at quoted market prices.

·  Derivatives Risk. The BBB Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes. A derivative security is a financial contract whose value is based on (or "derived from")
   a traditional security (such as a bond) or a market index. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.

·  Leverage Risk. Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

·  Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation.

·  Risks Associated with High Yield Securities. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as "high yield" securities (commonly known as "junk bonds"). High yield securities provide greater income and a greater opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

·  Foreign and Emerging Market Securities Risk. The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in
   U.S. dollars, including issuers located in emerging markets. Foreign economies may differ from domestic companies in the same industry. Foreign economies may differ from domestic companies in the same industry. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.
Performance
The following performance information provides some indication of the risks of investing in the BBB Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.
Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the BBB Bond Fund's highest total return for a quarter was 11.05% (quarter ended June 30, 2009) and the lowest total return for a quarter was -5.25% (quarter ended September 30, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns PIA BBB Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Managed Account Completion Shares	Return Before Taxes	9.17%	7.58%	5.88%	Sep. 25, 2003
Managed Account Completion Shares After Taxes on Distributions	Return After Taxes on Distributions	6.39%	5.30%	3.83%	Sep. 25, 2003
Managed Account Completion Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.01%	5.21%	3.85%	Sep. 25, 2003
Barclays Capital U.S. Credit Baa Bond Index	Barclays Capital U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)	9.48%	7.95%	6.53%	Sep. 25, 2003
Barclays Capital U.S. Baa Corporate Index	Barclays Capital U.S. Baa Corporate Index (reflects no deduction for fees, expenses or taxes)	9.05%	7.91%	6.28%	Sep. 30, 2003

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts ("IRAs").

Performance shown for the "since inception" period for the Barclays Capital U.S.
Baa Corporate Index is for the period September 30, 2003, through December 31,
2011.

The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 until mid January 2004 when PIA clients commenced investing in the Fund and the Fund began pursuing fully its investment strategy. Therefore, performance prior to this time is not fully reflective of the Fund's investment strategy.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.